Note 14 - Income Taxes	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Income Tax Disclosure [Text Block]
NOTE
14.
INCOME TAXES

The components of income (loss) before income tax provision are as follows:

	December 31,	December 31,
	2020	2019
United States	(5,817,126)	(5,350,774)
Foreign	(102,768)	26,125
	(5,919,894)	(5,324,649)

There was
no
current U.S. income tax or deferred income tax provision for years ended
December 31, 2020
 and
December 31, 2019
. There were current foreign tax provisions of
$21,538
 and
$69,811
 for the years ended
December 31, 2020
and
December 31, 2019
respectively.

The following is a reconciliation of the effective income tax rate with the U.S. federal statutory income tax rate at:

	December 31,	December 31,
	2020	2019
U. S. Federal statutory income tax rate	21.00%	21.00%
State income tax, net of federal tax benefit	4.28%	4.37%
Currency translation adjustment	-0.01%	0.00%
Foreign income tax	-0.36%	-1.31%
Difference in foreign tax rates	0.00	0.00
Change in valuation allowance	(25.29)%	(25.39)%
Change in tax rates	-	-
Effective income tax rate	(0.36)%	(1.31)%

The effective tax rate on operations of negative (
0.36
)% at
December 31, 2020
 varied from the statutory rate of
21%,
primarily due to the permanent difference related to difference in foreign tax rates and the increase in our valuation allowance. The effective rate on operations of
1.70%
at
December 31, 2019
 varied from the statutory rate of
21%
primarily due to the permanent difference related to difference in foreign tax rates and the increase in our valuation allowance.The effective tax rate on operations of negative (
1.31
)% at
December 31, 2020
 varied from the statutory rate of
21%,
primarily due to the permanent difference related to difference in foreign tax rates and the increase in our valuation allowance.

On
December 22, 2017,
President Trump signed into law the “Tax Cuts and Jobs Act” (TCJA) that significantly reformed the Internal Revenue Code of
1986,
as amended. The TCJA, among other things, reduces the corporate tax rate to
21
percent beginning with years starting
January 1, 2018.
Because a change in tax law is accounted for in the period of enactment, the deferred tax assets and liabilities have been adjusted to the newly enacted U.S. corporate rate, and the related impact to the tax expense has been recognized in the current year.

A new federal tax on Global Intangible Low – Taxed Income (GILTI) was enacted for the tax year beginning after
December 31, 2017.
The GILTI rules require US corporations to include in taxable income current year net earnings of their foreign subsidiaries that are controlled foreign corporations.

Significant components of our deferred tax assets and liabilities are as follows:

	December 31,	December 31,
	2020	2019
Deferred tax assets:
Net operating loss carry forwards	19,006,668	18,234,015
Stock based compensation	231,984	162,199
Basis difference in goodwill	524,823	829,009
Basis difference in fixed assets	1,589	3,786
Basis difference in intangible assets	2,278,085	1,968,335
Allowance for bad debt (US)	-	-
Stock price guarantee adjustment	-	-
Valuation allowance for deferred tax assets	(22,043,149)	(21,197,343)
Total deferred tax assets	-	-

Deferred tax liabilities:
Basis difference in goodwill	-	-
Basis difference in fixed assets	-	-
Basis difference in intangible assets	-	-
Total deferred tax liabilities	-	-

Net deferred taxes	-	-

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts of assets and liabilities used for income tax purposes. According to the GILTI rules, the income from foreign corporations reduce the net operating losses (‘NOLs”). At
December 31, 2020,
we had cumulative federal and state NOLs carry forwards of approximately
$77.8
million. At
December 31, 2019,
we had cumulative federal and state NOLs carry forwards of approximately
$73.8
million. We also have
$2.6
million and
$1.9
million in foreign NOLs as of
December 31, 2020
and
2019,
respectively. The valuation allowance was increased by
$0.8
million in fiscal year
2020.
The fiscal
2020
increase was primarily related to additional operating loss incurred, and difference in tax and book basis of goodwill and other intangible assets. We have considered all the evidence, both positive and negative, that the NOLs and other deferred tax assets may
not
be realized and have recorded a valuation allowance for
$22
  million. The NOLs arising in the tax year beginning before
January 1, 2019
can be carried back
two
years and forward
twenty
years. The NOLs arising in the tax year beginning after
December 31, 2018
can only offset
80%
of taxable income in any given tax year, but the remaining can be carried forward indefinitely.

The timing and manner in which we will be able to utilize some of its NOLs is limited by Section
382
of the Internal Revenue Code of
1986,
as amended (IRC). IRC Section
382
imposes limitations on a corporation's ability to use its NOLs when it undergoes an “ownership change.” Generally, an ownership change occurs if one
or more shareholders, each of whom owns
5%
or more in value of a corporation's stock, increase their percentage ownership, in the aggregate, by more than
50%
over the lowest percentage of stock owned by such shareholders at any time during the preceding three
-year period. Because on
June 10, 2014,
we underwent an ownership change as defined by IRC Section
382,
the limitation applies to us. The losses generated prior to the ownership change date (pre-change losses) are subject to the Section
382
limitation. The pre-change losses
may
only become available to be utilized by the Company at the rate of
$2.4
million per year. Any unused losses can be carried forward, subject to their original carryforward limitation periods. In the year
2019
, approximately
$2.4
million in the pre-change losses was released from the Section
382
loss limitation. Since the ownership change, the cumulative amount of NOLs released from Section
382
was approximately
15.7
 million.

The Company can still fully utilize the NOLs generated after the change of the ownership, which was approximately
$38.1
 million. Thus, the total of approximately
$53.7
 million as of
December 31, 2020
 is available to offset future income.

The open United States tax years subject to examination with respect to our operations are
2017,
2018
 and
2019.